Expense Example - BlackRock Event Driven Equity Fund	May 31, 2026 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 671
Expense Example, with Redemption, 3 Years	989
Expense Example, with Redemption, 5 Years	1,330
Expense Example, with Redemption, 10 Years	2,290
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	330
Expense Example, with Redemption, 3 Years	722
Expense Example, with Redemption, 5 Years	1,240
Expense Example, with Redemption, 10 Years	2,472
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	$ 1,585